Property, Plant And Equipment - Summary of Detailed Information About Property Plant and Equipment (Detail) - USD ($) $ in Thousands		12 Months Ended
		Apr. 30, 2023	Apr. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	[1]	$ 16
Property, plant and equipment	[1]	(16)
Property, plant and equipment		238,600	$ 16	[1]
Property, plant and equipment		(238,600)	(16)	[1]
Hotel Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		0
Property, plant and equipment		0
Property, plant and equipment		238,594	0
Property, plant and equipment		(238,594)	0
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		16
Property, plant and equipment		(16)
Property, plant and equipment		6	16
Property, plant and equipment		(6)	(16)
Cost or Revaluation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		31	26
Property, plant and equipment		(31)	(26)
Additions		2	6
Acquired on acquisition of subsidiaries (note 14(a))		239,867
Reclassified as held for sale (note 15)		(9)
Exchange realignment		(1,273)	(1)
Property, plant and equipment		238,618	31
Property, plant and equipment		(238,618)	(31)
Cost or Revaluation [Member] | Hotel Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		0	0
Property, plant and equipment		0	0
Additions		0	0
Acquired on acquisition of subsidiaries (note 14(a))		239,867
Reclassified as held for sale (note 15)		0
Exchange realignment		(1,273)	0
Property, plant and equipment		238,594	0
Property, plant and equipment		(238,594)	0
Cost or Revaluation [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		31	26
Property, plant and equipment		(31)	(26)
Additions		2	6
Acquired on acquisition of subsidiaries (note 14(a))		0
Reclassified as held for sale (note 15)		(9)
Exchange realignment		0	(1)
Property, plant and equipment		24	31
Property, plant and equipment		(24)	(31)
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(15)	(6)
Property, plant and equipment		15	6
Reclassified as held for sale (note 15)		(6)
Exchange realignment		(1)	0
Provided for the year		1,155	9
Elimination on revaluation		(1,145)
Property, plant and equipment		(18)	(15)
Property, plant and equipment		18	15
Accumulated Depreciation [Member] | Hotel Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		0	0
Property, plant and equipment		0	0
Reclassified as held for sale (note 15)		0
Exchange realignment		0	0
Provided for the year		1,145	0
Elimination on revaluation		(1,145)
Property, plant and equipment		0	0
Property, plant and equipment		0	0
Accumulated Depreciation [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(15)	(6)
Property, plant and equipment		15	6
Reclassified as held for sale (note 15)		(6)
Exchange realignment		(1)	0
Provided for the year		10	9
Elimination on revaluation		0
Property, plant and equipment		(18)	(15)
Property, plant and equipment		$ 18	$ 15

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.